<FILENAME> a2102642zn-30d.txt

[GRAPHIC]

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER SMALL COMPANY VCT PORTFOLIO--CLASS II SHARES

ANNUAL REPORT

DECEMBER 31, 2002

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Small Company VCT Portfolio

   Portfolio and Performance Update                      2

   Portfolio Management Discussion                       3

   Schedule of Investments                               4

   Financial Statements                                  7

   Notes to Financial Statements                        11

   Report of Independent Auditors                       16

   Trustees, Officers and Service Providers             17

PIONEER SMALL COMPANY VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 12/31/02

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

U.S. Common Stocks             90%
Temporary Cash Investment       8%
International Common Stocks     2%

[CHART]

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

Financials                      27%
Consumer Discretionary          18%
Health Care                     12%
Industrials                     11%
Information Technology           9%
Energy                           8%
Materials                        7%
Utilities                        4%
Consumer Staples                 3%
Telecommunication Services       1%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. iDine Rewards Network                       3.32%
   2. Healthcare Realty Trust, Inc.               2.62
   3. Forest Oil Corp.                            2.34
   4. Prentiss Properties Trust                   2.33
   5. Leucadia National Corp.                     2.32

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                         12/31/02        12/31/01
Net Asset Value per Share                                $   9.07        $  10.95

DISTRIBUTIONS PER SHARE                 INCOME         SHORT-TERM      LONG-TERM
(1/1/02 - 12/31/02)                     DIVIDENDS      CAPITAL GAINS   CAPITAL GAINS
                                        $  0.0033       $        -       $        -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES
The following chart shows the value of an investment made in PIONEER SMALL COMPANY VCT PORTFOLIO at net asset value, compared to that of the Russell 2000 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

                PIONEER SMALL
                 COMPANY VCT      RUSSELL
                  PORTFOLIO*    2000 INDEX+
7/31/2001         $  10,000      $  10,000
12/31/2001        $   9,794      $  10,140
12/31/2002        $   8,115      $   8,063

+ Index comparison begins 7/31/01. The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks based on capitalization, in the Russell 3000 Index. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the index.

AVERAGE ANNUAL
TOTAL RETURNS

(As of December 31, 2002)

NET ASSET VALUE*
Life-of-Class                  -13.68%
(7/31/01)
1 Year                         -17.14%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate account's report contains Portfolio performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

PIONEER SMALL COMPANY VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 12/31/02

David Adams assumed leadership of Pioneer's small-cap investment team in May. In the following pages, Mr. Adams and assistant portfolio manager Jack McPherson review Pioneer Small Company VCT Portfolio's performance during its recently concluded fiscal year. They also describe the strategies they pursued through last summer's decline and the recovery that followed, as well as their outlook for the months ahead.

Q:   HOW DID THE PORTFOLIO PERFORM OVER THE PAST YEAR?

A: At the beginning of 2002, a number of market observers doubted the likelihood of a down year, suggesting that three such consecutive occurrences are statistically unusual. However, major market indices like the Dow, the S&P 500 and the Nasdaq Composite Index were all down for the twelve months ended December 31, 2002. They returned -15.04%, -22.05% and -31.53%, respectively. For the year, Class II shares of Pioneer Small Company VCT Portfolio returned -17.14%, at net asset value, while the Russell 2000 Index was down 20.48%.

Q:   WHAT CONTRIBUTED TO THE PORTFOLIO'S OUTPERFORMANCE OF ITS BENCHMARK?

A: The most important contributor to outperformance during the year was security selection within the health care sector. Specifically, Trigon Healthcare, a Blue Cross/Blue Shield health insurance company in Virginia, did very well. The company's results were boosted when it was acquired by Anthem, Inc. Anthem is the owner of Blue Cross/Blue Shield health insurance plans in eight states. The positive performance of Universal Health Services, an owner of acute care hospitals, was driven by an increase in patient admissions in their markets combined with a favorable pricing environment.

     Security selection within the financial services sector also contributed positively to our relative performance. One of our largest positions, iDine Rewards, a company that assists restaurants with financing and helps them attract customers by offering discounted meals for diners who participate in their program, had strong sales and earnings growth. Two other holdings in the sector also performed particularly well. Staten Island Bancorp, which operates banks in the New York/New Jersey area, and Leucadia National, a holding company with a diverse range of business interests including banking and insurance, were both up significantly.

Q:   WHAT HURT THE PORTFOLIO'S PERFORMANCE?

A: Offsetting these favorable decisions was the poor performance of some of our selections within the consumer discretionary and industrials sectors. The most significant detractor from performance was poor stock selection within these sectors. Specifically, Bally's Total Fitness, the largest operator of fitness centers in the U.S., and Nautilus Group, a manufacturer of health and fitness equipment, were both down. Weak demand for their products driven by the weak economy was the primary factor behind their poor performance.

     Within the industrials sector, performance was hurt by our investments in Aeroflex, a designer and manufacturer of microelectronics and electronic test and measurement equipment, and AAR Corp., a supplier to the aerospace industry. Aeroflex was down as the result of overall weak activity within the technology industry and AAR Corp, was hurt by weakness within the aerospace industry caused by poor financial performance by the major commercial airlines.

     As the year progressed and the likelihood of an economic recovery diminished, we became somewhat more cautiously positioned. We accomplished this by adding to our holdings in the utilities sector while paring back our positions in the information technology sector.

Q:   WHAT IS YOUR OUTLOOK FOR THE NEW YEAR?

A: We remain cautiously optimistic for 2003, and we have positioned the Portfolio to take advantage of an improving economic environment. We are most overweight in the energy and consumer discretionary sectors as we believe an improving economy will boost demand for energy products and consumers will continue to spend, especially as the employment situation improves. We remain underweight in the industrials sector primarily due to a lack of attractively valued investments.

[SIDENOTE]

Small-capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

PIONEER SMALL COMPANY VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 12/31/02

   SHARES                                                         VALUE
           COMMON STOCKS - 91.8%
           ENERGY - 7.4%
           INTEGRATED OIL & GAS - 0.9%
   14,300  Petroquest Energy Inc.                            $      59,345
                                                             -------------

           OIL & GAS DRILLING - 1.3%
    2,988  Patterson Energy, Inc.*                           $      90,148
                                                             -------------

           OIL & GAS EXPLORATION & PRODUCTION - 5.2%
    5,300  Forest Oil Corp.*                                 $     146,545
    3,200  Plains Exploration and Production                        31,200
    3,200  Plains Resources Inc.*                                   37,920
    6,278  Spinnaker Exploration Co.*                              138,430
                                                             -------------
                                                             $     354,095
                                                             -------------
           TOTAL ENERGY                                      $     503,588
                                                             -------------

           MATERIALS - 6.2%
           COMMODITY CHEMICALS - 1.5%
    5,900  Airgas, Inc.*                                     $     101,775
                                                             -------------

           MATERIALS - 1.0%
    4,650  Mega Blocks*                                      $      69,179
                                                             -------------

           PAPER PRODUCTS - 0.8%
    4,700  Wausau-Mosinee Paper Corp.                        $      52,734
                                                             -------------

           PRECIOUS METALS & MINERALS - 1.6%
    7,400  Agnico Eagle Mines Ltd.                           $     109,964
                                                             -------------

           SPECIALTY CHEMICALS - 1.1%
    5,500  Wellman, Inc.                                     $      74,195
                                                             -------------

           STEEL - 0.2%
    2,800  Graftech International Ltd.*                      $      16,688
                                                             -------------
           TOTAL MATERIALS                                   $     424,535
                                                             -------------

           CAPITAL GOODS - 2.7%
           AEROSPACE & DEFENSE - 0.5%
    6,700  AAR Corp.                                         $      34,505
                                                             -------------

           ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
    4,400  Plexus Corp.*                                     $      38,632
    8,200  Power-One, Inc.*                                         46,494
                                                             -------------
                                                             $      85,126
                                                             -------------

           INDUSTRIAL MACHINERY - 1.0%
    4,500  Wabtec Corp.                                      $      63,180
                                                             -------------
           TOTAL CAPITAL GOODS                               $     182,811
                                                             -------------

           COMMERCIAL SERVICES & SUPPLIES - 7.7%
           COMMERCIAL PRINTING - 1.6%
    5,000  John H. Harland Co.                               $     110,650
                                                             -------------

           DATA PROCESSING SERVICES - 1.3%
    6,700  Talx Corp.                                        $      86,564
                                                             -------------

           DIVERSIFIED COMMERCIAL SERVICES - 2.9%
    2,800  Cross Country Inc.*                               $      39,060
    2,076  Pittston Brink's Group                                   38,364
    4,700  Regis Corp.                                             122,153
                                                             -------------
                                                             $     199,577
                                                             -------------

           EMPLOYMENT SERVICES - 1.2%
    4,825  Bally Total Fitness Holding Corp.*                $      34,209
    9,650  The Princeton Review, Inc.*                              47,768
                                                             -------------
                                                             $      81,977
                                                             -------------

           ENVIRONMENTAL SERVICES - 0.7%
   10,811  Newpark Resources, Inc.*                          $      47,028
                                                             -------------
           TOTAL COMMERCIAL SERVICES & SUPPLIES              $     525,796
                                                             -------------

           CONSUMER DURABLES & APPAREL - 3.8%
           APPAREL, ACCESSORIES & LUXURY GOODS - 1.2%
   19,300  Charming Shoppes, Inc.*                           $      80,674
                                                             -------------

           FOOTWEAR - 1.3%
    4,800  Genesco Inc.*                                     $      89,424
                                                             -------------

           PHOTOGRAPHIC PRODUCTS - 0.4%
    3,500  Creo Products                                     $      28,595
                                                             -------------

           TEXTILES - 0.9%
   12,211  Unifi, Inc.*                                      $      64,108
                                                             -------------
           TOTAL CONSUMER DURABLES & APPAREL                 $     262,801
                                                             -------------

           HOTELS, RESTAURANTS & LEISURE - 6.0%
           RESTAURANTS - 6.0%
    4,800  AFC Enterprises, Inc.*                            $     100,848
    2,056  Applebee's International Inc.                            47,681
    1,800  CEC Entertainment Inc.*                                  55,260
   19,572  IDine Rewards Network*                                  207,855
                                                             -------------
                                                             $     411,644
                                                             -------------
           TOTAL HOTELS, RESTAURANTS & LEISURE               $     411,644
                                                             -------------

           MEDIA - 2.3%
           MOVIES & ENTERTAINMENT - 1.3%
    8,600  Alliance Atlantis Communications Inc.*            $      92,020
                                                             -------------

           PUBLISHING - 1.0%
    3,800  Journal Register Co.*                             $      67,564
                                                             -------------
           TOTAL MEDIA                                       $     159,584
                                                             -------------

           RETAILING - 4.0%
           APPAREL RETAIL - 0.8%
    2,300  Gildan Activewer Inc.*                            $      53,843
                                                             -------------

           COMPUTER & ELECTRONICS RETAIL - 0.8%
    7,500  Inter-TAN, Inc.*                                  $      53,625
                                                             -------------

           GENERAL MERCHANDISE STORES - 1.3%
    5,200  Tuesday Morning Corp.*                            $      88,920
                                                             -------------

           SPECIALTY STORES - 1.1%
    3,900  School Specialty Inc.*                            $      77,922
                                                             -------------
           TOTAL RETAILING                                   $     274,310
                                                             -------------

   The accompanying notes are an integral part of these financial statements.

   SHARES                                                         VALUE
           FOOD & DRUG RETAILING - 0.8%
           FOOD DISTRIBUTORS - 0.8%
    1,339  The J.M. Smucker Co.                              $      53,306
                                                             -------------
           TOTAL FOOD & DRUG RETAILING                       $      53,306
                                                             -------------

           FOOD, BEVERAGE & TOBACCO - 1.3%
           AGRICULTURAL PRODUCTS - 1.3%
    2,920  Corn Products International, Inc.                 $      87,980
                                                             -------------
           TOTAL FOOD, BEVERAGE & TOBACCO                    $      87,980
                                                             -------------

           HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
           HOUSEHOLD PRODUCTS - 1.2%
    6,600  Nu Skin Enterprises Inc.                          $      79,002
                                                             -------------
           TOTAL HOUSEHOLD & PERSONAL PRODUCTS               $      79,002
                                                             -------------

           HEALTH CARE EQUIPMENT & SERVICES - 9.3%
           HEALTH CARE DISTRIBUTORS & SERVICES - 2.0%
   12,900  Hooper Holmes, Inc.                               $      79,206
    5,100  Orthodontic Centers of America ,Inc.*                    55,641
                                                             -------------
                                                             $     134,847
                                                             -------------

           HEALTH CARE EQUIPMENT - 1.7%
    5,400  Haemonetics Corp.*                                $     115,884
                                                             -------------

           HEALTH CARE FACILITIES - 2.3%
      600  Lifepoint Hospitals Inc.*                         $      17,959
    3,202  Sunrise Assisted Living Inc.*                            79,698
    1,325  Universal Health Services, Inc. (Class B)*               59,758
                                                             -------------
                                                             $     157,415
                                                             -------------

           MANAGED HEALTH CARE - 3.3%
    4,600  AMN Healthcare Services*                          $      77,786
      524  Anthem, Inc.*                                            32,960
    4,825  First Health Group Corp.*                               117,489
                                                             -------------
                                                             $     228,235
                                                             -------------
           TOTAL HEALTH CARE EQUIPMENT & SERVICES            $     636,381
                                                             -------------

           PHARMACEUTICALS & BIOTECHNOLOGY - 2.0%
           BIOTECHNOLOGY - 0.7%
    1,360  MedImmune, Inc.*                                  $      36,951
    1,000  Transkaryotic Therapies, Inc.*                            9,900
                                                             -------------
                                                             $      46,851
                                                             -------------

           PHARMACEUTICALS - 1.3%
    8,000  Parexel International Corp.*                      $      87,920
                                                             -------------
           TOTAL PHARMACEUTICALS & BIOTECHNOLOGY             $     134,771
                                                             -------------

           BANKS - 6.4%
    4,100  Commercial Federal Corp.                          $      95,735
    6,346  Staten Island Bancorp Inc                               127,808
    3,100  Webster Financial Corp.                                 107,880
    3,202  Whitney Holding Corp.                                   106,723
                                                             -------------
                                                             $     438,146
                                                             -------------
           TOTAL BANKS                                       $     438,146
                                                             -------------

           DIVERSIFIED FINANCIALS - 7.0%
           CONSUMER FINANCE - 1.8%
    5,787  American Capital Strategies                       $     124,941
                                                             -------------

           DIVERSIFIED FINANCIAL SERVICES - 5.3%
    8,903  Advanta Corp. (Class B)                           $      83,599
    3,700  Dollar Thrifty Automotive Group*                         78,255
    1,725  Gabelli Asset Management Inc.*                           51,819
    3,900  Leucadia National Corp.                                 145,509
                                                             -------------
                                                             $     359,182
                                                             -------------
           TOTAL DIVERSIFIED FINANCIALS                      $     484,123
                                                             -------------

           INSURANCE - 3.4%
           LIFE & HEALTH INSURANCE - 0.5%
    2,700  Nautilus Group Inc.*                              $      36,072
                                                             -------------

           MULTI-LINE INSURANCE - 0.4%
    2,200  Max Re Capital Ltd.                               $      24,244
                                                             -------------

           PROPERTY & CASUALTY INSURANCE - 2.5%
    3,320  First American Corp.                              $      73,704
      325  Landamerica Financial Group                              11,521
    3,320  Selective Insurance Group, Inc.                          83,598
                                                             -------------
                                                             $     168,823
                                                             -------------
           TOTAL INSURANCE                                   $     229,139
                                                             -------------

           REAL ESTATE - 7.5%
           REAL ESTATE INVESTMENT TRUSTS - 7.5%
    1,700  Colonial Properties Trust                         $      57,698
    2,200  Camden Property Trust                                    72,600
    5,617  Healthcare Realty Trust, Inc.                           164,297
    4,882  Innkeepers USA Trust                                     37,396
    3,600  Mission West Properties, Inc.                            35,640
    5,165  Prentiss Properties Trust                               146,066
                                                             -------------
                                                             $     513,697
                                                             -------------
           TOTAL REAL ESTATE                                 $     513,697
                                                             -------------

           SOFTWARE & SERVICES - 3.4%
           APPLICATION SOFTWARE - 2.9%
    3,700  American Management Systems, Inc.*                $      44,363
    2,600  Caminus Corp.*                                            6,084
    3,258  Fair Isaac and Co., Inc.                                139,117
    2,500  Wind River Systems*                                      10,250
                                                             -------------
                                                             $     199,814
                                                             -------------

           SYSTEMS SOFTWARE - 0.5%
    5,300  Plato Learning, Inc.*                             $      31,482
                                                             -------------
           TOTAL SOFTWARE & SERVICES                         $     231,296
                                                             -------------

           TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
           ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
    3,800  Power Integrations, Inc.*                         $      64,600
                                                             -------------

           NETWORKING EQUIPMENT - 0.5%
    1,500  Avocent Corp.*                                    $      33,330
                                                             -------------

   The accompanying notes are an integral part of these financial statements.

   SHARES                                                         VALUE
           SEMICONDUCTOR EQUIPMENT - 3.1%
    2,376  ATMI, Inc.*                                       $      44,004
      548  Cymer, Inc.*                                             17,673
    2,251  DuPont Photomasks, Inc.*                                 52,336
    5,496  Photronics, Inc.*                                        75,295
      951  Varian Semiconductor Equipment
           Associates, Inc.*                                        22,597
                                                             -------------
                                                             $     211,905
                                                             -------------

           SEMICONDUCTORS - 0.1%
      200  Semtech Corp.*                                    $       2,188
                                                             -------------

           TELECOMMUNICATIONS EQUIPMENT - 0.2%
    2,400  Ciena Corp.*                                      $      12,336
                                                             -------------
           TOTAL TECHNOLOGY HARDWARE & EQUIPMENT             $     324,359
                                                             -------------

           TELECOMMUNICATION SERVICES - 1.1%
           INTEGRATED TELECOMUNICATION SERVICES - 1.1%
    3,700  Aeroflex Inc.*                                    $      25,530
    4,159  CT Communications Inc.                                   46,997
                                                             -------------
                                                             $      72,527
                                                             -------------
           TOTAL TELECOMMUNICATION SERVICES                  $      72,527
                                                             -------------

           UTILITIES - 3.4%
           ELECTRIC UTILITIES - 2.5%
      522  Dominion Resources, Inc.                          $      28,658
    8,114  Unisource Energy Corp. Holding Co.                      140,291
                                                             -------------
                                                             $     168,949
                                                             -------------

           GAS UTILITIES - 0.9%
    1,600  People's Energy Corp.                             $      61,839
                                                             -------------

           TOTAL UTILITIES                                   $     230,788
                                                             -------------
           TOTAL COMMON STOCKS
            (Cost $7,137,084)                                $   6,260,576
                                                             -------------

PRINCIPAL
AMOUNT
           TEMPORARY CASH INVESTMENT - 8.2%
           SECURITY LENDING COLLATERAL - 8.2%
 $ 561,158 Securities Lending Investment
            Fund, 1.33%                                      $     561,158
                                                             -------------
           TOTAL TEMPORARY CASH INVESTMENT
            (Cost $561,158)                                  $     561,158
                                                             -------------
           TOTAL COMMON STOCKS AND
            TEMPORARY CASH INVESTMENT - 100%
            (Cost $7,698,242)                                $   6,821,734
                                                             =============

*Non income Producing Security

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                                                                                YEAR            7/31/01
                                                                                                ENDED             TO
CLASS II (a)                                                                                  12/31/02         12/31/01
Net asset value, beginning of period                                                          $   10.95        $   11.18
                                                                                              ---------        ---------

Increase (decrease) from investment operations:
   Net investment loss                                                                        $   (0.01)       $      --
   Net realized and unrealized gain (loss) on investments and foreign currency transactions       (1.87)           (0.23)
                                                                                              ---------        ---------
     Net increase (decrease) from investment operations                                       $   (1.88)       $   (0.23)
Distributions to shareowners:
   Net income                                                                                     (0.00)(b)           --
   Net realized gain                                                                                 --               --
Net increase (decrease) in net asset value                                                    $   (1.88)       $   (0.23)
                                                                                              ---------        ---------
Net asset value, end of period                                                                $    9.07        $   10.95
                                                                                              ---------        ---------
Total return*                                                                                    (17.14)%          (2.06)%
Ratio of net expenses to average net assets+                                                       1.58%            1.68%**
Ratio of net investment income (loss) to average net assets+                                      (0.18)%           0.01%**
Portfolio turnover rate                                                                              53%              72%**
Net assets, end of period (in thousands)                                                      $   3,419        $     938
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                                                    2.98%            6.71%**
   Net investment income (loss)                                                                   (1.58)%           5.02%**

(a)  Class II shares were first publicly offered July 31, 2001.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEET 12/31/02

ASSETS:
  Investment in securities, at value and temporary cash
   investments at amortised cost (cost $7,698,242)                                           $   6,821,734
  Cash                                                                                             545,734
  Cash held as collateral for futures contracts                                                     30,000
  Receivables -
   Investment securities sold                                                                       82,170
   Fund shares sold                                                                                 25,833
   Variation margin                                                                                    200
   Dividends, interest and foreign taxes withheld                                                    8,243
   Due from Pioneer Investment Management, Inc.                                                      5,947
                                                                                             -------------
      Total assets                                                                           $   7,519,861
                                                                                             -------------
LIABILITIES:
  Payables -
   Investment securities purchased                                                           $      72,487
   Fund shares repurchased                                                                             148
   Dividends                                                                                            33
   Upon return of securities loaned                                                                561,158
   Variation Margin                                                                                      7
  Due to affiliates                                                                                  5,141
  Accrued expenses                                                                                  21,453
                                                                                             -------------
      Total liabilities                                                                      $     660,427
                                                                                             -------------
NET ASSETS:
  Paid-in capital                                                                            $   8,170,758
  Accumulated undistributed net investment income (loss)                                               615
  Accumulated net realized gain (loss)                                                            (425,670)
  Net unrealized gain (loss) on:
   Investments                                                                                    (876,508)
   Futures contracts                                                                                (9,764)
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                                   3
                                                                                             -------------
      Total net assets                                                                       $   6,859,434
                                                                                             -------------
NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
  Net assets                                                                                 $   3,440,689
  Shares outstanding                                                                               376,928
                                                                                             -------------
  Net asset value per share                                                                  $        9.13
  CLASS II:
  (Unlimited number of shares authorized)
  Net assets                                                                                 $   3,418,745
  Shares outstanding                                                                               376,869
                                                                                             -------------
  Net asset value per share                                                                  $        9.07

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

STATEMENT OF OPERATIONS

                                                                                              YEAR ENDED
                                                                                               12/31/02
INVESTMENT INCOME:
  Dividends                                                                                  $      74,369
  Interest                                                                                           4,601
  Income on securities loaned, net                                                                    1609
                                                                                             -------------
      Total investment income                                                                $      80,579
                                                                                             -------------

EXPENSES:
  Management fees                                                                            $      44,748
  Transfer agent fees                                                                                3,931
  Distribution fees (Class II)                                                                       6,218
  Administrative fees                                                                               37,587
  Custodian fees                                                                                    19,047
  Professional fees                                                                                 29,153
  Printing                                                                                          21,433
  Fees and expenses of nonaffiliated trustees                                                        2,276
  Miscellaneous                                                                                      3,139
                                                                                             -------------
     Total expenses                                                                          $     167,532
     Less management fees waived and expenses assumed
      by Pioneer Investment Management, Inc.                                                       (84,700)
     Less fees paid indirectly                                                                           -
                                                                                             -------------
     Net expenses                                                                            $      82,832
                                                                                             -------------
        Net investment loss                                                                  $      (2,253)
                                                                                             -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                                               $    (307,161)
   Futures contracts                                                                                16,497
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                                 (15)
                                                                                             -------------
                                                                                             $    (290,679)
                                                                                             -------------
  Change in net unrealized gain or loss from:
   Investments                                                                               $  (1,076,055)
   Futures contracts                                                                                     3
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                              (9,764)
                                                                                             -------------
                                                                                             $  (1,085,816)
                                                                                             -------------
  Net loss on investments, futures contracts and foreign currency transactions               $  (1,376,495)
                                                                                             =============
  Net decrease in net assets resulting from operations                                       $  (1,378,748)
                                                                                             =============

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    YEAR              YEAR
                                                                                    ENDED             ENDED
                                                                                  12/31/02          12/31/01
FROM OPERATIONS:
Net investment income (loss)                                                  $        (2,253)   $         3,557
Net realized gain (loss) on investments                                              (290,679)          (136,087)
Change in net unrealized gain or loss
   on investments, futures contracts and
   foreign currency transactions                                                   (1,085,816)           199,547
                                                                              ---------------    ---------------
     Net increase (decrease) in net assets
       resulting from operations                                              $    (1,378,748)   $        67,017
                                                                              ---------------    ---------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                                                    $        (1,223)   $             -
   Class II                                                                              (819)                 -
                                                                              ---------------    ---------------
     Total distributions to shareowners                                       $        (2,042)   $             -
                                                                              ---------------    ---------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                              $     6,456,212    $     4,098,807
Reinvestment of distributions                                                           2,009                  -
Cost of shares repurchased                                                         (1,530,967)          (952,854)
                                                                              ---------------    ---------------
     Net increase in net assets
       resulting from fund share transactions                                 $     4,927,254    $     3,145,953
                                                                              ---------------    ---------------
     Net increase in net assets                                               $     3,546,464    $     3,212,970
                                                                              ---------------    ---------------

NET ASSETS:
Beginning of year                                                                   3,312,970            100,000
                                                                              ---------------    ---------------
End of year                                                                   $     6,859,434    $     3,312,970
                                                                              ---------------    ---------------
Accumulated net investment income
   end of year                                                                $           615    $         3,516
                                                                              ===============    ===============

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 12/31/02

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio)
     (Formerly International Growth)
   Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio
   Pioneer Mid Cap Value VCT Portfolio (Mid-Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

   Pioneer Science & Technology VCT Portfolio (Science & Technology Portfolio
     liquidated as of close of business on January 24, 2003)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio)
     (formerly Real Estate Growth Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Small Company Portfolio is to seek capital appreciation.

Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting years.

Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   Small-capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

B. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received.

   Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of December 31, 2002, the Portfolio had no open portfolio hedges or outstanding forward currency settlement contracts.

D. FUTURES CONTRACTS

   The Portfolios may enter into futures transections to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash of securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolios. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the affectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of December 31, 2002, open contracts were as follows:

                                     NUMBER OF
                                     CONTRACTS       SETTLEMENT                        UNREALIZED
PORTFOLIO             TYPE          LONG/(SHORT)       MONTH         MARKET VALUE      GAIN/(LOSS)
--------------------------------------------------------------------------------------------------
Small Company      Russel 2000          2              Mar-03        $    383,200      $   (9,764)

E. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2002, the no such taxes were paid.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2002, the Portfolio had capital loss carryforwards of $328,260 which expire between 2009 and 2010.

   The Portfolio elected to defer $70,671 in capital and $36 in currency losses recognized between November 1, 2002 and December 31, 2002 to its fiscal year ending December 31, 2003.

   At December 31, 2002, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset value of the Portfolio and are designed to present the portfolios' capital accounts on a tax basis.

                                         ACCUMULATED NET         ACCUMULATED
                                           INVESTMENT          REALIZED GAIN/
PORTFOLIO                                INCOME / LOSS             LOSS              PAID IN CAPITAL
----------------------------------------------------------------------------------------------------
Small Company Portfolio                  $      1,394          $       880           $    (2,274)

   The following shows the tax character of distributions paid during the years ended December 31, 2001 and December 31, 2002 as well as the components of distributable earnings (accumulated losses) on a tax basis as of December 31, 2002. These amounts do not include the capital loss carryforwards detailed above.

                                                                 PIONEER
                                                              SMALL COMPANY
                                                              VCT PORTFOLIO

                                                      2002                         2001
-----------------------------------------------------------------------------------------
 DISTRIBUTIONS PAID FROM:
 Ordinary Income                                   $    2,042                $          -
 Long-Term capital gain                                     -                           -
                                                   --------------------------------------
                                                   $    2,042                $          -
 Return of Capital                                          -                           -
                                                   --------------------------------------
     Total distributions                           $    2,042                $          -
                                                   --------------------------------------
 DISTRIBUTABLE EARNINGS
    (ACCUMULATED LOSSES):
 Undistributed ordinary income                     $        -                $      2,588
 Undistributed long-term gain                               -                           -
 Unrealized appreciation/depreciation                (912,357)                    157,509
                                                   --------------------------------------
     Total                                         $ (912,357)               $    160,097
                                                   --------------------------------------

F. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc.
   (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $1,020,781 in commissions on the sale of trust shares for the year ended December 31, 2002. Distributions to shareowners are recorded on the ex-dividend date.

G. SECURITIES LENDING

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at year end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian. As of December 31, 2002, the Portfolio loaned securities having a fair value of $538,886 and received collateral of $561,158.

H. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM a wholly owned indirect subsidiary of UniCredito Italiano manages the Portfolio. Management fees are calculated daily at the following annual rate of 0.75% of the Portfolios' average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2002, there was $3,212 payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $1,140 in transfer agent fees payable to PIMSS at December 31, 2002.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $789 payable to PFD at December 31, 2002.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At December 31, 2002, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                         GROSS             GROSS            NET APPRECIATION/
                                   TAX COST           APPRECIATION      DEPRECIATION         (DEPRECIATION)
                                  -----------        -------------      ------------        -----------------
Small Company Portfolio           $ 7,734,101         $     214,675     $ (1,127,042)         $    (912,367)

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2002, were $7,588,985 and $2,987,085, respectively.

7. CAPITAL SHARES

At December 31, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                      '02 SHARES             '02 AMOUNT            '01 SHARES                  '01 AMOUNT
                                      -----------------------------------------------------------------------------------
SMALL COMPANY PORTFOLIO
CLASS I:
Shares sold                              273,309           $  2,966,433               296,875                $  3,120,981
Reinvestment of distributions                108                  1,190                     -                           -
Shares repurchased                      (112,938)            (1,132,691)              (90,426)                   (870,667)
                                      -----------------------------------------------------------------------------------
  Net increase                           160,479           $  1,834,932               206,449                $  2,250,314
                                      ===================================================================================
CLASS II:
Shares sold                              333,230           $  3,489,779                93,598                 $   977,826
Reinvestment of distributions                 75                    819
Shares repurchased                       (42,070)              (398,276)               (7,964)                    (82,187)
                                      -----------------------------------------------------------------------------------
  Net increase                           291,235           $  3,092,322                85,634                 $   895,639
                                      ===================================================================================

8. CHANGE IN INDEPENDENT AUDITORS

On April 1, 2002, Arthur Andersen LLP resigned as independent auditors of the Trust. The reports of Arthur Andersen LLP on the financial statements and financial highlights of the Trust for the past fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. In connection with its audits for the most recent fiscal year and through April 1, 2002, there were no disagreements with Arthur Andersen LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope of procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen LLP, would have caused them to make reference thereto in their report on the financial statements for such year. The Trust, with the approval of its Board of Trustees and Audit Committee, engaged Ernst & Young LLP as independent auditors as of May 4, 2002.

PIONEER SMALL COMPANY VCT PORTFOLIO

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES OF PIONEER VARIABLE CONTRACTS TRUST AND THE CLASS II SHAREOWNERS OF PIONEER SMALL COMPANY VCT PORTFOLIO:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Small Company VCT Portfolio, one of the portfolios constituting Pioneer Variable Contracts Trust (the Trust) as of December 31, 2002, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report dated February 8, 2002 expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned portfolio of Pioneer Variable Contracts Trust at December 31, 2002, the results of its operations, the changes in its net assets and the Class II financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                          /s/ Ernst & Young LLP


Boston, Massachusetts
February 10, 2003

PIONEER VARIABLE CONTRACTS TRUST

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

INVESTMENT ADVISER
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

INDEPENDENT AUDITORS
Ernst & Young LLP

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Hale and Dorr LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 50 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The fund's statement of additional information provides more detailed information regarding the fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

INTERESTED TRUSTEES

                          POSITION HELD           TERM OF OFFICE AND       PRINCIPAL OCCUPATION                OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS     WITH THE FUND           LENGTH OF SERVICE        DURING PAST FIVE YEARS              HELD BY THIS TRUSTEE
John F. Cogan, Jr. (76)*  Chairman of the Board,  Trustee since 1994.      Deputy Chairman and a               Director of Harbor
                          Trustee and President   Serves until retirement  Director of Pioneer                 Global Company, Ltd.
                                                  or removal.              Global Asset Management
                                                                           S.p.A. ("PGAM");
                                                                           Non-Executive Chairman
                                                                           and a Director of
                                                                           Pioneer Investment
                                                                           Management USA Inc.
                                                                           ("PIM-USA"); Chairman
                                                                           and a Director of
                                                                           Pioneer and the various
                                                                           Momentum Funds;
                                                                           Director, Pioneer
                                                                           Alternative
                                                                           Investments; Director
                                                                           and Chairman of the
                                                                           Supervisory Board of
                                                                           Pioneer Czech
                                                                           Investment Company,
                                                                           a.s.; President of all
                                                                           of the Pioneer Funds;
                                                                           and Of Counsel (since
                                                                           2000, partner prior to
                                                                           2000), Hale and Dorr
                                                                           LLP (counsel to PIM-USA
                                                                           and the Pioneer Funds)

Daniel T. Geraci (45)**   Trustee and             Trustee since            Director and CEO-US of PGAM         None
                          Executive               October, 2001. Serves    since November 2001; Director,
                          Vice President          until retirement or      Chief Executive Officer and
                                                  removal.                 President of PIM-USA since October
                                                                           2001; Director of Pioneer
                                                                           Investment Management Shareholder
                                                                           Services, Inc. ("PIMSS") since
                                                                           October 2001; President and a
                                                                           Director of Pioneer and Pioneer
                                                                           Funds Distributor, Inc. ("PFD")
                                                                           (Chairman) since October 2001;
                                                                           Executive Vice President of all
                                                                           of the Pioneer Funds since
                                                                           October 2001; President of
                                                                           Fidelity Private Wealth
                                                                           Management Group from 2000
                                                                           through October 2001; and
                                                                           Executive Vice
                                                                           President-Distribution and
                                                                           Marketing of Fidelity Investments
                                                                           Institutional Services and
                                                                           Fidelity Investments Canada
                                                                           Ltd. prior to 2000

*Mr. Cogan is an interested trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.

**Mr. Geraci is an interested trustee because he is an officer, director and employee of the fund's investment adviser and certain of its affiliates.

INDEPENDENT TRUSTEES

                          POSITION HELD           TERM OF OFFICE AND       PRINCIPAL OCCUPATION                OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS     WITH THE FUND           LENGTH OF SERVICE        DURING PAST FIVE YEARS              HELD BY THIS TRUSTEE
Mary K. Bush (54)         Trustee                 Trustee since September, President, Bush International       Director and/or
3509 Woodbine Street,                             2000. Serves until       (international financial advisory   Trustee of Brady
Chevy Chase, MD 20815                             retirement or removal.   firm)                               Corporation
                                                                                                               (industrial
                                                                                                               identification and
                                                                                                               specialty coated
                                                                                                               material products
                                                                                                               manufacturer),
                                                                                                               Mortgage Guaranty
                                                                                                               Insurance
                                                                                                               Corporation, R.J.
                                                                                                               Reynolds Tobacco
                                                                                                               Holdings, Inc.
                                                                                                               (tobacco) and
                                                                                                               Student Loan
                                                                                                               Marketing
                                                                                                               Association
                                                                                                               (secondary marketing
                                                                                                               of student loans)

Richard H. Egdahl, M.D.   Trustee                 Trustee since 1995.      Alexander Graham Bell Professor     None
(76)                                              Serves until retirement  of Health Care Entrepreneurship,
Boston University                                 or removal.              Boston University; Professor of
Healthcare                                                                 Management, Boston University
Entrepreneurship Program,                                                  School of Management; Professor
53 Bay State Road,                                                         of Public Health, Boston
Boston, MA 02215                                                           University School of Public
                                                                           Health; Professor of Surgery,
                                                                           Boston University School of
                                                                           Medicine; and University
                                                                           Professor, Boston University

Margaret B.W. Graham (55) Trustee                 Trustee since September, Founding Director, The Winthrop     None
1001 Sherbrooke Street                            2000. Serves until       Group, Inc. (consulting firm);
West, Montreal, Quebec,                           retirement or removal.   Professor of Management, Faculty
Canada                                                                     of Management, McGill University

Marguerite A. Piret (54)  Trustee                 Trustee since 1995.      President and Chief Executive       None
One Boston Place,                                 Serves until retirement  Officer, Newbury, Piret &
28th Floor,                                       or removal.              Company, Inc. (investment banking
Boston, MA 02108                                                           firm)

Stephen K. West (74)      Trustee                 Trustee since 1999.      Senior Counsel, Sullivan &          Director, The Swiss
125 Broad Street,                                 Serves until retirement  Cromwell (law firm)                 Helvetia Fund, Inc.
New York, NY 10004                                or removal.                                                  (closed-end
                                                                                                               investment company)
                                                                                                               and AMVESCAP PLC
                                                                                                               (investment
                                                                                                               managers)

John Winthrop (66)        Trustee                 Trustee since September, President, John Winthrop & Co.,     None
One North Adgers Wharf,                           2000. Serves until       Inc. (private investment firm)
Charleston, SC 29401                              retirement or removal.

FUND OFFICERS

                        POSITION HELD         TERM OF OFFICE AND         PRINCIPAL OCCUPATION                  OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS   WITH THE FUND         LENGTH OF SERVICE          DURING PAST FIVE YEARS                HELD BY THIS TRUSTEE
Joseph P. Barri (56)    Secretary             Since 1994. Serves at      Partner, Hale and Dorr LLP;           None
                                              the discretion of Board    Secretary of all of the Pioneer
                                                                         Funds

Dorothy E. Bourassa     Assistant Secretary   Since November, 2000.      Secretary of PIM-USA; Senior Vice     None
(55)                                          Serves at the discretion   President-Legal of Pioneer; and
                                              of Board                   Secretary/Clerk of most of PIM-USA's
                                                                         subsidiaries since October 2000;
                                                                         Assistant Secretary of all of the
                                                                         Pioneer Funds since November 2000;
                                                                         Senior Counsel, Assistant Vice
                                                                         President and Director of Compliance
                                                                         of PIM-USA from April 1998 through
                                                                         October 2000; Vice President and
                                                                         Assistant General Counsel, First
                                                                         Union Corporation from December 1996
                                                                         through March 1998

Vincent Nave (57)       Treasurer             Since November, 2000.      Vice President-Fund Accounting,       None
                                              Serves at the discretion   Administration and Custody Services
                                              of Board                   of Pioneer (Manager from September
                                                                         1996 to February 1999); and
                                                                         Treasurer of all of the Pioneer
                                                                         Funds (Assistant Treasurer from
                                                                         June 1999 to November 2000)

Luis I. Presutti (37)   Assistant             Since November, 2000.      Assistant Vice President-Fund         None
                        Treasurer             Serves at the discretion   Accounting, Administration and
                                              of Board                   Custody Services of Pioneer (Fund
                                                                         Accounting Manager from 1994 to
                                                                         1999); and Assistant Treasurer of
                                                                         all of the Pioneer Funds since
                                                                         November 2000

Gary Sullivan (44)      Assistant             Since May, 2002. Serves    Fund Accounting Manager-Fund          None
                        Treasurer             at the discretion of       Accounting, Administration and
                                              Board                      Custody Services of Pioneer; and
                                                                         Assistant Treasurer of all of the
                                                                         Pioneer Funds since May 2002

Alan Janson (31)        Assistant             Since July, 2002. Serves   Manager, Valuation Risk and           None
                        Treasurer             at the discretion of       Information Technology-Fund
                                              Board                      Accounting, Administration and
                                                                         Custody Services of Pioneer since
                                                                         March 2002; and Assistant Treasurer
                                                                         of all of the Pioneer Funds since
                                                                         July 2002. Manager, Valuation Risk
                                                                         and Performance Reporting of Pioneer
                                                                         from June 2000 to February 2002;
                                                                         Member of Pioneer Pricing Group from
                                                                         1996 to 2000 (promoted to Manager in
                                                                         1998)

                            THIS PAGE FOR YOUR NOTES.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                   12724-00-0203